LEASE LIABILITIES - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Changes in Lease Liabilities [Roll Forward]
Values at the beginning of the year, current lease liabilities	$ 44,371	$ 42,486
Values at the beginning of the year, non-current lease liabilities	215,250	251,617
Values at the beginning of the year, lease liabilities	259,621	294,103
Translation differences, current lease liabilities	(1,506)	(2,187)
Translation differences, non-current lease liabilities	(4,180)	(5,878)
Translation differences, lease liabilities	(5,686)	(8,065)
Net proceeds, current lease liabilities	3,903	3,334
Net proceeds, non-current lease liabilities	9,763	8,319
Net proceeds, lease liabilities	13,666	11,653
Indexation, current lease liabilities	(3,107)	(1,810)
Indexation, non-current lease liabilities	(14,988)	(3,009)
Indexation, lease liabilities	(18,095)	(4,819)
Repayments, current, lease liabilities	49,404	45,604
Repayments, lease liabilities	(49,410)	(45,604)	$ (42,144)
Interest accrued, lease liabilities	14,468	14,967
Interest paid, current lease liabilities	(11,605)	(12,252)
Reclassifications, current lease liabilities	45,681	41,817
Reclassifications, non-current lease liabilities	(45,681)	(41,817)
Values at the end of the year, current lease liabilities	49,015	44,371	42,486
Repayments, Non-Current Lease Liabilities	(6)
Values at the end of the year, non-current lease liabilities	190,134	215,250	251,617
Values at the end of the year, lease liabilities	$ 239,149	$ 259,621	$ 294,103